Business combinations	12 Months Ended
Dec. 31, 2018
Business combinations [abstract]
Business combinations
41	Business combinations

(a)	Acquisition from Taishan Power

On 31 July 2018, Shandong Power entered into an equity transfer agreements with Taishan Power to acquire:

•	80% equity interests of Laizhou Wind Power
•	80% equity interests of Shandong Laiwu Thermal Power
•	75% equity interests of Shandong Liaocheng Thermal Power

These entities are all mainly engaged in power generation and sales business. The acquisition was completed on 1 August 2018 (the acquisition date), when Shandong Power obtained the control over above mentioned entities through the corresponding voting rights obtained and consolidated them in its financial statement. The acquisition is expected to increase its generation capacity in relevant areas. The acquired business contributed revenue of RMB743 million and net loss of RMB92 million to the Company and its subsidiaries for the period from the date of acquisition to 31 December 2018.

The total consideration is RMB1.173 billion after certain adjustments made in accordance with the equity transfer agreements, which has been settled in cash by 31 December 2018.
Acquisition Date

Total consideration	1,172,508
Non-controlling interests	276,713
Less: Fair value of total identifiable net assets	1,218,003

Goodwill	231,218

Total consideration	1,172,508
Less: Bank balances and cash of acquirees	122,699

Cash consideration paid for acquisition of subsidiaries, net of cash acquired	1,049,809

Goodwill arising from the acquisitions is attributable to the synergies expected to arise after the acquisitions of the equity interests in the subsidiaries stated above. None of the goodwill recognised is expected to be deductible for tax purposes.

The Company incurred acquisition related cost amounted RMB0.96 million for financial advisory, legal and audit fees.

The assets and liabilities arising from the acquisitions of above entities are as follows:

	Laizhou wind power	Shandong Laiwu Thermal Power	Shandong Liaocheng Thermal Power
	Fair value	Fair value	Fair value

Property, plant and equipment	568,177	1,888,021	736,577
Land use rights	30,232	67,245	301,114
Other non-current assets	2,007	5,124	836
Inventories	131	2,354	22,225
Other receivables and assets	4,461	12,277	8,622
Accounts receivable	47,274	137,573	55,246
Bank balances and cash	10,486	57,558	54,655
Long-term loans	(115,800)	(379,254)	(200,000)
Deferred income tax liabilities	-	(31,588)	(39,414)
Other non-current liabilities	-	(26,235)	(118,628)
Accounts payable and other liabilities	(62,059)	(162,237)	(122,774)
Taxes payables	(905)	(1,686)	(2,215)
Short-term loans	(150,000)	(550,000)	(34,000)
Current portion of long-term loans	(334,791)	(462,606)	-
Total identifiable net assets	(787)	556,546	662,244

The fair value of the identifiable assets and liabilities acquired in the acquisition were assessed based on independent valuation prepared by external valuers.

(b)	A subsidiary transferred from a joint venture

Hong Kong Energy, which has two wholly-owned subsidiaries engaged in electricity production, sales and other relevant activities in Pakistan, was previously a joint venture established by a subsidiary of the Company and the other shareholder with 50%:50% equity interests. Previously, according to the terms in articles of association, Hong Kong Energy was jointly controlled by the two shareholders and therefore it was accounted for using equity method.

In December 2018, the other shareholder signed a voting in concert agreement whereby it agreed to vote the same in respect of significant financial and operating decisions made by Hong Kong Energy and its subsidiaries. As a result, Hong Kong Energy was included in the consolidated financial statements since then (acquisition date: 31 December 2018).

Acquisition Date
Non-controlling interests	1,314,040
Fair value of pre-existing interest in Hong Kong Energy	1,314,040
Less: Fair value of total identifiable net assets	2,628,080
Goodwill	-

The identifiable assets and liabilities of Hong Kong Energy as at the acquisition date are as follows:

Fair Value

Property, plant and equipment	275,889
Deferred income tax assets	2,919
Other non-current assets	10,205,870
Inventories	372,248
Other receivables and assets	1,030,858
Accounts receivable	1,523,409
Bank balances and cash	374,964
Long-term loans	(8,200,739)
Other non-current liabilities	(210,142)
Accounts payable and other liabilities	(675,009)
Taxes payable	(1,330)
Short-term loans	(1,560,108)
Current portion of long-term loans	(510,749)

Total identifiable net assets	2,628,080